S000005562 [Member] Annual Fund Operating Expenses - Nuveen Oregon Intermediate Municipal Bond Fund	May 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.20%
Component1 Other Expenses	0.02%	[1]
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.83%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%	[1]
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	0.63%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.02%	[1]
Component2 Other Expenses	0.11%
Expenses (as a percentage of Assets)	1.63%

[1]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.